BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 8,565	$ 5,795
Interest-bearing deposits at other financial institutions	50,850	81,313
Total cash and cash equivalents	59,415	87,108
Securities available for sale, at fair value (amortized cost of $270,033 and $269,378, respectively)	249,196	249,898
Derivative assets	541	184
Loans held for sale, at fair value	34,891	22,576
Loans held for investment	722,867	665,684
Less: allowance for credit losses	(5,773)	(6,203)
Loans held for investment, net	717,094	659,481
Federal Home Loan Bank stock, at cost	4,226	4,106
Bank owned life insurance	14,810	14,640
Accrued interest receivable	5,820	5,506
Premises and equipment, net	52,242	51,455
Other real estate owned	2,806	815
Goodwill	5,786	5,786
Mortgage servicing rights	1,032	2,231
Prepaid expenses	2,941	2,518
Other assets	20,729	18,628
Total assets	1,171,529	1,124,932
Deposits:
Non-interest bearing	135,314	142,032
Interest bearing	635,309	627,256
Total deposits	770,623	769,288
Advances by borrowers for taxes and insurance	9,479	11,774
Other borrowings	218,500	172,200
Accrued interest payable	3,327	524
Other liabilities	13,893	14,409
Total liabilities	1,015,822	968,195
Equity:
Retained earnings	172,168	172,126
Accumulated other comprehensive income (loss)	(16,461)	(15,389)
Total equity	155,707	156,737
Total liabilities and equity	$ 1,171,529	$ 1,124,932